Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities
	December 31,
	2020	2019

Fair value through profit or loss (1)	$1,238	$1,112
Available-for-sale- Corporate bonds	-	5,488

	$1,238	$6,600

Schedule of changes in other comprehensive income of available for sale securities
Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2019	$(94)
Unrealized losses from available-for-sale securities	95
Other comprehensive loss from available-for-sale securities as of December 31, 2019	$1
Unrealized gain from available-for-sale securities	(1)
Other comprehensive income from available-for-sale securities as of December 31, 2020	$-